Financial Instruments – Risk Management - Schedule of Currency Risk (Details) - Bioceres Crop Solutions Corp. [Member]	Jun. 30, 2025 USD ($)
Financial Instruments – Risk Management - Schedule of Currency Risk (Details) [Line Items]
Amount expressed in US$	$ (206,837,587)
Other currencies	$ (49,304,636)